Goodwill And Other Intangible Assets (Schedule Of Changes In Carrying Amount Of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 28, 2013 IESD [Member]	Dec. 29, 2012 IESD [Member]	Dec. 28, 2013 CATD [Member]	Dec. 29, 2012 CATD [Member]	Jun. 29, 2013 Spinal Modulation [Member]	Dec. 28, 2013 Spinal Modulation [Member]	Dec. 28, 2013 Spinal Modulation [Member] IESD [Member]	Dec. 28, 2013 Spinal Modulation [Member] CATD [Member]	Mar. 30, 2013 Cardiomems [Member]	Dec. 28, 2013 Cardiomems [Member]	Dec. 28, 2013 Cardiomems [Member] IESD [Member]	Dec. 28, 2013 Cardiomems [Member] CATD [Member]	Dec. 28, 2013 Endosense [Member]	Dec. 28, 2013 Endosense [Member] IESD [Member]	Dec. 28, 2013 Endosense [Member] CATD [Member]	Dec. 28, 2013 Nanostim [Member]	Dec. 28, 2013 Nanostim [Member] IESD [Member]	Dec. 28, 2013 Nanostim [Member] CATD [Member]
Goodwill [Roll Forward]
Beginning balance	$ 2,961	$ 2,953	$ 1,229	$ 1,235	$ 1,732	$ 1,718
Foreign currency translation and other	(9)	8	(17)	(6)	8	14
Goodwill, acquired during the period	407						82	82	82	0	83	83	83	0	258	0	258	149	149	0
Ending balance	$ 3,524	$ 2,961	$ 1,526	$ 1,229	$ 1,998	$ 1,732